Derivative financial instruments and hedging transactions (Details Narrative) R$ in Thousands, € in Millions, $ in Millions, ¥ in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Liability position		R$ 661,421
Derivative Transactions [Member]
IfrsStatementLineItems [Line Items]
Liability position		R$ 661,421			R$ 67,440
Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 761		¥ 36	€ 220		¥ 36